PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2019 and 2018 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2019	June 30, 2018
				Restated
Vehicles	5	3%	477,034	494,979
Office equipment	5	3%	196,365	203,751
Electric equipment	5	3%	23,678	24,569
Less: accumulated depreciation			(648,946)	(631,100)
Property and equipment, net			$48,131	$92,199

Depreciation expense totaled $17,846 and $164,269 for the years ended June 30, 2019 and 2018, respectively.